Document and Entity Information	12 Months Ended
Jul. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2012
Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Central Index Key	0000789280
Amendment Flag	false
Document Creation Date	Jul 27, 2012
Document Effective Date	Jul 29, 2012
Prospectus Date	Jul 29, 2012

CornerCap Balanced Fund
CornerCap Balanced Fund
Investment Objective
The CornerCap Balanced Fund’s (the “Balanced Fund”) investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees (Fees paid directly from your investment)

The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees	CornerCap Balanced Fund
Redemption Fee	1.00%

Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Balanced Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.31%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	[1][2]	1.11%
[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other funds in which Balanced Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.10%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Balanced Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Balanced Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Balanced Fund	113	395	699	1,560

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but not more that $5 billion) that the Adviser, believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody’s or S&P in one of their respective four highest ratings (for Moody’s, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

The Balanced Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with relatively greater value are available for purchase by the Balanced Fund, or the Adviser is seeking to raise cash.
Principal Risks

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Balanced Fund are:

EQUITY SECURITY RISK:  The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

MID-CAP COMPANY RISK:  Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

BUSINESS AND COMPANY RISK:  Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK:  The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK:  Undervalued stocks include stocks that the Adviser believes are undervalued relative to their potential and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

BOND INTEREST RATE RISK:  Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds.

CREDIT/DEFAULT RISK:  Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

INTEREST RATE RISK:  Prices of fixed-income securities rise and fall in response to interest rate changes.

ETF AND OTHER INVESTMENT COMPANY RISK:  To the extent that the Balanced Fund’s investments are in ETFs or other investment companies, your cost of investing in the Balanced Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests, in addition to the Balanced Fund’s direct fees and expenses.

Performance
The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year and by showing how the Balanced Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Year-by-year total return as of 12/31 each year (%)

Year to Date Total Return as of June 30, 2012: 2.07% Best Quarter: June 30, 2009 14.47% Worst Quarter: December 31, 2008 (14.18)%
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on the Balanced Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Balanced Fund	(0.42%)	1.20%	4.11%	4.72%	May 24, 1997
CornerCap Balanced Fund Return After Taxes on Distributions	(0.97%)	0.36%	3.35%	2.74%	May 24, 1997
CornerCap Balanced Fund Return After Taxes on Distributions and Sale of Fund Shares	0.02%	0.75%	3.26%	3.10%	May 24, 1997
CornerCap Balanced Fund S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.	2.11%	(0.25%)	2.92%	4.58%	May 24, 1997
CornerCap Balanced Fund Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.	5.80%	5.88%	5.20%	5.88%	May 24, 1997
CornerCap Balanced Fund Combined Index: 60% S&P 500 Index and 40% Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.	3.86%	2.61%	4.17%	5.47%	May 24, 1997
CornerCap Balanced Fund Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	0.39%	(2.64%)	3.89%	5.59%	May 24, 1997

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul 29, 2012
CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Balanced Fund’s (the “Balanced Fund”) investment objective is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)

		The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Balanced Fund with the costs of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Balanced Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To meet its investment objective, the Balanced Fund typically invests between 50% and 80% of its assets in equity securities (common stock and preferred stock) and between 20-50% in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Balanced Fund may directly invest.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but not more that $5 billion) that the Adviser, believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Balanced Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody’s or S&P in one of their respective four highest ratings (for Moody’s, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

		The Balanced Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when the Adviser believes securities with relatively greater value are available for purchase by the Balanced Fund, or the Adviser is seeking to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Balanced Fund are:

EQUITY SECURITY RISK:  The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

MID-CAP COMPANY RISK:  Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company, which may make these securities more susceptible to market downturns and more volatile stock prices.

BUSINESS AND COMPANY RISK:  Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK:  The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK:  Undervalued stocks include stocks that the Adviser believes are undervalued relative to their potential and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

BOND INTEREST RATE RISK:  Bond prices will rise when interest rates fall and will decline when interest rates rise. These fluctuations in bond prices will be more marked with respect to long-term bonds than with respect to short-term bonds.

CREDIT/DEFAULT RISK:  Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

INTEREST RATE RISK:  Prices of fixed-income securities rise and fall in response to interest rate changes.

ETF AND OTHER INVESTMENT COMPANY RISK:  To the extent that the Balanced Fund’s investments are in ETFs or other investment companies, your cost of investing in the Balanced Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests, in addition to the Balanced Fund’s direct fees and expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year and by showing how the Balanced Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year and by showing how the Balanced Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Balanced Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2012: 2.07% Best Quarter: June 30, 2009 14.47% Worst Quarter: December 31, 2008 (14.18)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on the Balanced Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

		For the periods ended December 31, 2011
CornerCap Balanced Fund | CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1],[2]
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	699
10 Years	rr_ExpenseExampleYear10	1,560
2002	rr_AnnualReturn2002	(7.78%)
2003	rr_AnnualReturn2003	20.48%
2004	rr_AnnualReturn2004	9.85%
2005	rr_AnnualReturn2005	5.73%
2006	rr_AnnualReturn2006	9.27%
2007	rr_AnnualReturn2007	4.91%
2008	rr_AnnualReturn2008	(26.48%)
2009	rr_AnnualReturn2009	27.69%
2010	rr_AnnualReturn2010	8.21%
2011	rr_AnnualReturn2011	(0.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.18%)
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | Return After Taxes on Distributions | CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | CornerCap Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | Combined Index: 60% S&P 500 Index and 40% Barclays Capital U.S. Government/Corporate Bond Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997

[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other funds in which Balanced Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.10%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

CornerCap Small-Cap Value Fund
Small-Cap Value Fund
Investment Objective
The CornerCap Small-Cap Value Fund’s (the “Small-Cap Value Fund”) investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Value Fund.
Shareholder Fees (Fees paid directly from your investment)

The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees	CornerCap Small-Cap Value Fund
Redemption Fee	1.00%

Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the applicable Small-Cap Value Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Small-Cap Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fee		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and/or Expense Reimbursement	[2]	(0.20%)
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	[1][2]	1.31%
[1]	The Small-Cap Value Fund bears a pro rata share of the fees and expenses of the other funds in which Small-Cap Value Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Small-Cap Value Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Small-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Adviser has contractually agreed to waive fees and reimburse the Small-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Small-Cap Value Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Small-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Small-Cap Value Fund	133	457	804	1,782

Portfolio Turnover
The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
The Small-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. A secondary objective is to generate income from dividends or interest on securities. The Small-Cap Value Fund normally invests more than 80% of its net assets (determined at the time of investment based on net assets, including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by the Adviser as stocks with a market capitalization of under $2 billion). Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Small-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Small Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Small Cap Value Fund, or to raise cash.
Principal Risks
An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Small-Cap Value Fund are:

EQUITY SECURITY RISK: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

SMALL COMPANY RISK: Stocks of smaller companies may have more risks than larger companies as they generally have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small companies that for the securities of large companies thus small-cap securities may be more susceptible to market downturns and their prices may be more volatile.

BUSINESS AND COMPANY RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

Performance
The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Year-by-year total return as of 12/31 each year (%)

Year to Date Total Return as of June 30, 2012: 7.46% Best Quarter: June 30, 2009 31.02% Worst Quarter: September 30, 2002 (31.98)%
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Small-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For the periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Small-Cap Value Fund	(7.61%)	1.00%	5.03%	8.45%	Sep 30, 1992
CornerCap Small-Cap Value Fund Return After Taxes on Distributions	(7.61%)	0.38%	4.12%	7.43%	Sep 30, 1992
CornerCap Small-Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	(4.94%)	0.73%	4.16%	7.31%	Sep 30, 1992
CornerCap Small-Cap Value Fund Russell 2000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	(5.50%)	(1.87%)	6.40%	10.35%	Sep 30, 1992

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul 29, 2012
CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Small-Cap Value Fund’s (the “Small-Cap Value Fund”) investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating income from dividends or interest on securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)

		The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the applicable Small-Cap Value Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Small-Cap Value Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Small-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Small-Cap Value Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Small-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Small-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. A secondary objective is to generate income from dividends or interest on securities. The Small-Cap Value Fund normally invests more than 80% of its net assets (determined at the time of investment based on net assets, including borrowings for investment, if any) in equity securities of small-cap U.S. companies (defined by the Adviser as stocks with a market capitalization of under $2 billion). Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Small-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

		The Small Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Small Cap Value Fund, or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Small-Cap Value Fund are:

EQUITY SECURITY RISK: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

SMALL COMPANY RISK: Stocks of smaller companies may have more risks than larger companies as they generally have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of small companies that for the securities of large companies thus small-cap securities may be more susceptible to market downturns and their prices may be more volatile.

BUSINESS AND COMPANY RISK: Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.

UNDERVALUED STOCKS RISK: Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide an indication of the risks of investing in the Small-Cap Value Fund by showing changes in the Small-Cap Value Fund’s performance from year to year and by showing how the Small-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Small-Cap Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2012: 7.46% Best Quarter: June 30, 2009 31.02% Worst Quarter: September 30, 2002 (31.98)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on Small-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

		For the periods ended December 31, 2011
CornerCap Small-Cap Value Fund | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[1],[2]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	804
10 Years	rr_ExpenseExampleYear10	1,782
2002	rr_AnnualReturn2002	(11.82%)
2003	rr_AnnualReturn2003	39.10%
2004	rr_AnnualReturn2004	14.99%
2005	rr_AnnualReturn2005	(1.61%)
2006	rr_AnnualReturn2006	11.97%
2007	rr_AnnualReturn2007	(4.88%)
2008	rr_AnnualReturn2008	(37.82%)
2009	rr_AnnualReturn2009	50.15%
2010	rr_AnnualReturn2010	28.12%
2011	rr_AnnualReturn2011	(7.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.98%)
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
CornerCap Small-Cap Value Fund | Return After Taxes on Distributions | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
CornerCap Small-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.94%)
5 Years	rr_AverageAnnualReturnYear05	0.73%
10 Years	rr_AverageAnnualReturnYear10	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992
CornerCap Small-Cap Value Fund | Russell 2000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 1992

[1]	The Small-Cap Value Fund bears a pro rata share of the fees and expenses of the other funds in which Small-Cap Value Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Small-Cap Value Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Small-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Adviser has contractually agreed to waive fees and reimburse the Small-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

CornerCap Large/Mid-Cap Value Fund
CornerCap Large/Mid-Cap Value Fund
Investment Objective
The CornerCap Large/Mid-Cap Value Fund’s (the “Large/Mid-Cap Value Fund”) investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.
Shareholder Fees (Fees paid directly from your investment)
The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.
Shareholder Fees	CornerCap Large/Mid-Cap Value Fund
Redemption Fee	1.00%

Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CornerCap Large/Mid-Cap Value Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fee		none
Other Expenses		0.50%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	[1][2]	1.21%
[1]	The Large/Mid-Cap Value Fund bears a pro rata share of the fees and expenses of the other funds in which Large/Mid-Cap Value Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Large/Mid-Cap Value Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Large/Mid-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.20%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

EXAMPLE
This Example is intended to help you compare the costs of investing in the Large/Mid-Cap Value Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Large/Mid-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CornerCap Large/Mid-Cap Value Fund	123	448	795	1,774

Portfolio Turnover
The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund’s performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
The Large/Mid-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in equity securities of U.S. companies.

The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but no more than $5 billion) that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

The Large/Mid-Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Large/Mid-Cap Value Fund, or to raise cash.
Principal Risks

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Large/Mid-Cap Value Fund are:

MARKET RISK:  Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

EQUITY SECURITY RISK:  The prices of equity securities will fluctuate – sometimes dramatically – over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

BUSINESS AND COMPANY RISK:  Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK:  The specific securities selected by the Large/Mid-Cap Value Fund’s Adviser may perform poorly and may cause the Large/Mid-Cap Value to underperform other mutual funds with similar investment objectives.

MID-CAP COMPANY RISK:  Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company which may make these securities more susceptible to market downturns and more volatile stock prices.

REGULATORY RISK:  The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

UNDERVALUED STOCKS RISK:  Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

ETF AND OTHER INVESTMENT COMPANY RISK: To the extent that the Large/Mid-Cap Value Fund’s investments are in ETFs or other investment companies, your cost of investing in the Large/Mid-Cap Value Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests, in addition to the Large/Mid-Cap Value Fund’s direct fees and expenses.

Performance
The following bar charts and tables provide an indication of the risks of investing in the Large/Mid-Cap Value Fund by showing changes in the Large/Mid-Cap Value Fund’s performance from year to year and by showing how the Large/Mid-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Large/Mid-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Year-by-year total return as of 12/31 each year (%)

Year to Date Total Return as of June 30, 2012: 1.22% Best Quarter: June 30, 2009 27.65% Worst Quarter: September 30, 2002 (28.78)%
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Large/Mid-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

For periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years	Since Inception	Inception Date
CornerCap Large/Mid-Cap Value Fund	(4.90%)	(2.80%)	1.20%	(0.58%)	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund Return After Taxes on Distributions	(5.04%)	(3.18%)	0.97%	(1.06%)	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund Return After Taxes on Distributions and Sale of Fund Shares	(3.04%)	(2.32%)	1.03%	(0.58%)	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.	2.11%	(0.25%)	2.92%	0.75%	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	0.39%	(2.64%)	3.89%	3.77%	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund Russell 3000 Index Reflects no deduction for sales charges, commissions, expenses or taxes.	1.03%	(0.01%)	3.51%	1.36%	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund Russell 3000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.	(0.10%)	(2.58%)	4.08%	4.07%	Jul 27, 2000

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul 29, 2012
CornerCap Large/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Large/Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CornerCap Large/Mid-Cap Value Fund’s (the “Large/Mid-Cap Value Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
		The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund’s performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Subject to certain exceptions, which are described more fully under “REDEMPTION OF FUND SHARES – Redemption Fee,” the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Large/Mid-Cap Value Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Large/Mid-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Large/Mid-Cap Value Fund with the costs of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Large/Mid-Cap Value Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until August 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Large/Mid-Cap Value Fund’s investment objective is to obtain long-term capital appreciation. To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in equity securities of U.S. companies.

The Large/Mid-Cap Value Fund invests primarily in U.S. common stocks of large-cap companies (defined by the Adviser as stocks with a market capitalization of at least $5 billion) and of mid-cap companies (defined by the Adviser as stocks with a market capitalization of at least $2 billion, but no more than $5 billion) that the Adviser believes are attractively valued relative to their growth potential, or undervalued in the market. To select stocks and other equity securities for the Large/Mid-Cap Value Fund, the Adviser considers a number of criteria, including, without limitation, relative price/earnings ratio, earnings growth rates and cash flow measurements, as well as diversification and risk.

The Large/Mid-Cap Value Fund may also invest in exchange-traded funds (ETFs) or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

		The Large/Mid-Cap Value Fund will sell securities when the Adviser determines that it is advantageous to do so, such as when securities with relatively greater value are available for purchase by the Large/Mid-Cap Value Fund, or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Large/Mid-Cap Value Fund are:

MARKET RISK:  Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

EQUITY SECURITY RISK:  The prices of equity securities will fluctuate – sometimes dramatically – over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue. The term equity securities includes common and preferred stock.

BUSINESS AND COMPANY RISK:  Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries or other companies within that industry.

MANAGEMENT RISK:  The specific securities selected by the Large/Mid-Cap Value Fund’s Adviser may perform poorly and may cause the Large/Mid-Cap Value to underperform other mutual funds with similar investment objectives.

MID-CAP COMPANY RISK:  Stocks of mid-cap companies may have more risks than larger companies. In general, mid-cap companies have less experienced management teams, serve smaller markets, and find it more difficult than larger companies to obtain financing for growth or potential development. There is typically a smaller market for the securities of mid-cap companies than for securities of a larger company which may make these securities more susceptible to market downturns and more volatile stock prices.

REGULATORY RISK:  The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

UNDERVALUED STOCKS RISK:  Undervalued stocks include stocks that the Adviser believes are undervalued and/or are temporarily out of favor in the market. If these stocks are not undervalued, or they continue to be out of favor in the marketplace, then the Fund will suffer losses.

ETF AND OTHER INVESTMENT COMPANY RISK: To the extent that the Large/Mid-Cap Value Fund’s investments are in ETFs or other investment companies, your cost of investing in the Large/Mid-Cap Value Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests, in addition to the Large/Mid-Cap Value Fund’s direct fees and expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar charts and tables provide an indication of the risks of investing in the Large/Mid-Cap Value Fund by showing changes in the Large/Mid-Cap Value Fund’s performance from year to year and by showing how the Large/Mid-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index. Of course, past performance (before and after taxes) does not necessarily indicate how the Large/Mid-Cap Value Fund will perform in the future. Updated performance information may be found at www.cornercapfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar charts and tables provide an indication of the risks of investing in the Large/Mid-Cap Value Fund by showing changes in the Large/Mid-Cap Value Fund’s performance from year to year and by showing how the Large/Mid-Cap Value Fund’s average annual returns for 1, 5 and 10 years compared to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Large/Mid-Cap Value Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2012: 1.22% Best Quarter: June 30, 2009 27.65% Worst Quarter: September 30, 2002 (28.78)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return After Taxes is shown to illustrate the effect of federal taxes on Large/Mid-Cap Value Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

		For periods ended December 31, 2011
CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Annual Fund Operating Expenses and Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%	[1],[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	448
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	1,774
2002	rr_AnnualReturn2002	(40.15%)
2003	rr_AnnualReturn2003	42.09%
2004	rr_AnnualReturn2004	28.35%
2005	rr_AnnualReturn2005	1.75%
2006	rr_AnnualReturn2006	16.96%
2007	rr_AnnualReturn2007	(1.78%)
2008	rr_AnnualReturn2008	(42.31%)
2009	rr_AnnualReturn2009	41.23%
2010	rr_AnnualReturn2010	14.01%
2011	rr_AnnualReturn2011	(4.90%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.78%)
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(2.80%)
10 Years	rr_AverageAnnualReturnYear10	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | Return After Taxes on Distributions | CornerCap Large/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
10 Years	rr_AverageAnnualReturnYear10	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | CornerCap Large/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
5 Years	rr_AverageAnnualReturnYear05	(2.32%)
10 Years	rr_AverageAnnualReturnYear10	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | S&P 500 Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | Russell 1000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | Russell 3000 Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000
CornerCap Large/Mid-Cap Value Fund | Russell 3000 Value Index Reflects no deduction for sales charges, commissions, expenses or taxes.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
10 Years	rr_AverageAnnualReturnYear10	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 27, 2000

[1]	The Large/Mid-Cap Value Fund bears a pro rata share of the fees and expenses of the other funds in which Large/Mid-Cap Value Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Large/Mid-Cap Value Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Large/Mid-Cap Value Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.20%. The contractual agreement cannot be terminated prior to August 1, 2013 without the Board of Trustees' approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Prospectus Date	rr_ProspectusDate	Jul 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012